Offerings	May 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value 1.0 New Israeli Shekel per share (Ordinary Shares), reserved for issuance pursuant to the Elbit Systems Ltd. 2018 Equity Incentive Plan for Executive Officers (the Plan)
Amount Registered | shares	429,000
Proposed Maximum Offering Price per Unit	760.89
Maximum Aggregate Offering Price	$ 326,421,810
Fee Rate	0.01381%
Amount of Registration Fee	$ 45,078.85
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Ordinary Shares of Elbit Systems Ltd. (the “Registrant”) as may become available for issuance pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, pursuant to Rules 457(c) and 457(h) thereunder, the product of 429,000 Ordinary Shares reserved for issuance under the Plan and $760.89, the average of the high and low prices of Ordinary Shares as reported on the Nasdaq Global Select Market on May 21, 2026, which is within five business days of this filing.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying certain outstanding stock options previously granted under the Plan
Amount Registered | shares	2,000
Proposed Maximum Offering Price per Unit	134.34
Maximum Aggregate Offering Price	$ 268,680
Fee Rate	0.01381%
Amount of Registration Fee	$ 37.10
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Ordinary Shares of Elbit Systems Ltd. (the “Registrant”) as may become available for issuance pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for Ordinary Shares reserved for issuance upon the exercise of certain of the outstanding stock options granted under the Plan are determined using the exercise price of $134.34 per share for each such outstanding stock option.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying certain outstanding stock options previously granted under the Plan
Amount Registered | shares	24,000
Proposed Maximum Offering Price per Unit	216.53
Maximum Aggregate Offering Price	$ 5,196,720
Fee Rate	0.01381%
Amount of Registration Fee	$ 717.67
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Ordinary Shares of Elbit Systems Ltd. (the “Registrant”) as may become available for issuance pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for Ordinary Shares reserved for issuance upon the exercise of certain of the outstanding stock options granted under the Plan are determined using the exercise price of $216.53 per share for each such outstanding stock option.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying certain outstanding stock options previously granted under the Plan
Amount Registered | shares	830,000
Proposed Maximum Offering Price per Unit	197.82
Maximum Aggregate Offering Price	$ 164,190,600
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,674.72
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Ordinary Shares of Elbit Systems Ltd. (the “Registrant”) as may become available for issuance pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for Ordinary Shares reserved for issuance upon the exercise of certain of the outstanding stock options granted under the Plan are determined using the exercise price of $197.82 per share for each such outstanding stock option.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying certain outstanding stock options previously granted under the Plan
Amount Registered | shares	15,000
Proposed Maximum Offering Price per Unit	912.60
Maximum Aggregate Offering Price	$ 13,689,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,890.45
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Ordinary Shares of Elbit Systems Ltd. (the “Registrant”) as may become available for issuance pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for Ordinary Shares reserved for issuance upon the exercise of certain of the outstanding stock options granted under the Plan are determined using the exercise price of $912.60 per share for each such outstanding stock option.